                                                                            2000
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Nationwide(R) Variable Account - 8
June 30, 2000



[THE BEST OF AMERICA LOGO]


                                                              SEMI-ANNUAL REPORT



--------------------------------------------------------------------------------

                                                     [NATIONWIDE GRAPHIC]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4739 (06/00)

                              [NATIONWIDE GRAPHIC]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                          [PHOTO OF JOSEPH J. GASPER]

                              PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-8.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.




                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by funds series may be found on page 16. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Investment activity section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The Equity transactions section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         183,036 shares (cost $1,412,959) ...............................................................      $  1,403,886

      American Century VP - American Century VP International (ACVPInt)
         702,012 shares (cost $8,557,639) ...............................................................         8,115,254

      American Century VP - American Century VP Value (ACVPValue)
         80,505 shares (cost $442,802) ..................................................................           436,336

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         149,471 shares (cost $5,766,747) ...............................................................         5,987,788

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         88,490 shares (cost $3,459,458) ................................................................         3,626,329

      Federated Insurance Series - Quality Bond Fund II (FedQualBd)
         67,845 shares (cost $667,551) ..................................................................           679,128

      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         188,944 shares (cost $4,378,287) ...............................................................         4,317,369

      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
         466,535 shares (cost $23,659,277) ..............................................................        23,975,248

      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
         99,192 shares (cost $1,019,996) ................................................................           992,912

      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         175,636 shares (cost $4,248,435) ...............................................................         4,113,387

      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
         517,959 shares (cost $13,398,107) ..............................................................        12,964,501

      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         129,911 shares (cost $2,697,766) ...............................................................         2,673,559

      Janus Aspen Series - Capital Appreciation Portfolio (JanCapApp)
         16,518 shares (cost $518,115) ..................................................................           519,007

      Janus Aspen Series - Global Technology Portfolio (JanGlTech)
         29,977 shares (cost $295,093) ..................................................................           294,374

      Janus Aspen Series - International Growth (JanIntGro)
         4,622 shares (cost $183,186) ...................................................................           181,857

      Morgan Stanley Emerging Markets (MSEmMkt)
         12,731 shares (cost $89,872) ...................................................................            93,701

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         89,251 shares (cost $2,200,873) ................................................................         2,308,024

      Nationwide SAT - Equity Income Fund (NSATEqInc)
         42,044 shares (cost $574,776) ..................................................................           576,842

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         63,725 shares (cost $867,274) ..................................................................           872,392

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         182,407 shares (cost $1,981,233) ...............................................................         1,986,411

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         18,244 shares (cost $168,871) ..................................................................           162,732

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         260,449 shares (cost $3,334,843) ...............................................................         3,461,374

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         3,111,817 shares (cost $3,111,818) .............................................................         3,111,817

      Nationwide SAT - Small Cap Fund (NSATSmCapG)
         88,125 shares (cost $1,828,765) ................................................................         1,825,064

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         114,341 shares (cost $1,175,841) ...............................................................         1,233,738

      Nationwide SAT - Small Company Fund (NSATSmCo)
         92,165 shares (cost $2,191,437) ................................................................         2,193,537

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         141,033 shares (cost $3,139,363) ...............................................................         3,027,981

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         9,090 shares (cost $87,007) ....................................................................            84,086

      Nationwide SAT - Total Return Fund (NSATTotRe)
         307,668 shares (cost $5,752,993) ...............................................................         5,965,686

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         18,250 shares (cost $278,867) ..................................................................           298,207

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         106,487 shares (cost $2,842,220) ...............................................................         2,917,755

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         15,608 shares (cost $250,814) ..................................................................           249,255

      Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)
         159,620 shares (cost $8,063,374) ...............................................................         8,162,975

      Oppenheimer - Capital Appreciation Fund/VA (OppCapApp)
         86,398 shares (cost $8,079,912) ................................................................         8,349,543

      Oppenheimer - Main Street Growth & Income Fund/VA (OppMSGrInc)
         303,124 shares (cost $7,129,471) ...............................................................         7,077,934

      Salomon Brothers VSF - Capital Fund (SBVSFCap)
         403,238 shares (cost $5,905,489) ...............................................................         6,326,806

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

      Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd)
         109,052 shares (cost $995,628) .................................................................         1,000,004

      Salomon Brothers VSF - Investors Fund (SBVSFInv)
         158,732 shares (cost $1,973,102) ...............................................................         2,119,072

      Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)
         81,525 shares (cost $832,219) ..................................................................           860,085

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         127,163 shares (cost $1,779,508) ...............................................................         1,588,270

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         3,713 shares (cost $39,428) ....................................................................            41,810

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Fund, Inc. (MSRESec)
        1,454 shares (cost $18,819) .....................................................................            19,571

      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         15,258 shares (cost $175,290) ..................................................................           176,989
                                                                                                               ------------
            Total investments ...........................................................................       136,372,600
   Accounts receivable ..................................................................................            19,536
                                                                                                               ------------
            Total assets ................................................................................       136,392,136
ACCOUNTS PAYABLE ........................................................................................            20,280
                                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ........................................................................      $136,371,856
                                                                                                               ============




See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)


                                              TOTAL           ACVPINCGR        ACVPINT         ACVPVALUE
                                           ------------       ---------       ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $    239,878           3,082           3,153           2,143
  Mortality and expense risk charges
    (note 2) ............................      (492,343)         (5,344)        (27,193)         (1,389)
                                           ------------       ---------       ---------         -------
      Net investment activity............      (252,465)         (2,262)        (24,040)            754
                                           ------------       ---------       ---------         -------
  Proceeds from mutual fund shares
      sold...............................     6,047,972          57,276         114,290          54,918
  Cost of mutual fund shares sold........    (5,896,388)        (57,311)        (93,396)        (61,322)
                                           ------------       ---------       ---------         -------
      Realized gain (loss) on
        investments......................       151,584             (35)         20,894          (6,404)
  Change in unrealized gain (loss) on
    investments .........................       477,721         (13,087)       (469,696)         (6,823)
                                           ------------       ---------       ---------         -------
      Net gain (loss) on investments.....       629,305         (13,122)       (448,802)        (13,227)
                                           ------------       ---------       ---------         -------
  Reinvested capital gains...............     1,777,638              --          47,135           5,484
                                           ------------       ---------       ---------         -------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........     2,154,478         (15,384)       (425,707)         (6,989)
                                           ------------       ---------       ---------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................   124,819,467       1,292,569       7,894,177         417,716
  Transfers between funds................            --           1,752         388,861          (4,307)
  Redemptions............................    (1,228,299)        (55,661)        (24,501)         (3,353)
  Contingent deferred sales charges
    (note 2) ............................       (16,869)           (616)           (918)             --
  Adjustments to maintain reserves.......          (242)             --              33               1
                                           ------------       ---------       ---------         -------
      Net equity transactions............   123,574,055       1,238,044       8,257,652         410,057
                                           ------------       ---------       ---------         -------
Net change in contract owners' equity....   125,728,533       1,222,660       7,831,945         403,068
Contract owners' equity beginning of
  period ................................    10,643,323         181,223         283,351          33,270
                                           ------------       ---------       ---------         -------
Contract owners' equity end of period....  $136,371,856       1,403,883       8,115,296         436,338
                                           ============       =========       =========         =======

                                            DRYSRGRO          DRYAP          FEDQUALBD      FIDVIPEIS
                                           ---------        ---------        ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        511              116           2,321          16,458
  Mortality and expense risk charges
    (note 2) ............................    (22,654)         (14,803)         (2,146)        (15,409)
                                           ---------        ---------         -------       ---------
      Net investment activity............    (22,143)         (14,687)            175           1,049
                                           ---------        ---------         -------       ---------
  Proceeds from mutual fund shares
      sold...............................     48,617           59,123          22,507          29,932
  Cost of mutual fund shares sold........    (49,003)         (61,727)        (22,494)        (30,641)
                                           ---------        ---------         -------       ---------
      Realized gain (loss) on
        investments......................       (386)          (2,604)             13            (709)
  Change in unrealized gain (loss) on
    investments .........................    217,715          165,421          11,691         (67,434)
                                           ---------        ---------         -------       ---------
      Net gain (loss) on investments.....    217,329          162,817          11,704         (68,143)
                                           ---------        ---------         -------       ---------
  Reinvested capital gains...............         --               --              --          63,481
                                           ---------        ---------         -------       ---------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........    195,186          148,130          11,879          (3,613)
                                           ---------        ---------         -------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................  4,852,973        3,098,676         637,275       3,960,836
  Transfers between funds................    212,476           14,221              --         (26,740)
  Redemptions............................    (22,231)          (4,042)        (10,105)        (34,626)
  Contingent deferred sales charges
    (note 2) ............................        (67)              --             (66)           (892)
  Adjustments to maintain reserves.......         99               62               8              27
                                           ---------        ---------         -------       ---------
      Net equity transactions............  5,043,250        3,108,917         627,112       3,898,605
                                           ---------        ---------         -------       ---------
Net change in contract owners' equity....  5,238,436        3,257,047         638,991       3,894,992
Contract owners' equity beginning of
  period ................................    749,450          369,352          40,138         422,405
                                           ---------        ---------         -------       ---------
Contract owners' equity end of period....  5,987,886        3,626,399         679,129       4,317,397
                                           =========        =========         =======       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                            FIDVIPGRS        FIDVIPHIS       FIDVIPOVS      FIDVIPCONS
                                           -----------       ---------       ---------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $     4,639          15,185          13,005          11,929
  Mortality and expense risk charges
    (note 2) ............................      (85,516)         (3,898)        (16,139)        (48,931)
                                           -----------        --------       ---------      ----------
       Net investment activity...........      (80,877)         11,287          (3,134)        (37,002)
                                           -----------        --------       ---------      ----------
  Proceeds from mutual fund shares
    sold.................................       43,416         115,652          61,354               1
  Cost of mutual fund shares sold........      (41,650)       (129,289)        (59,287)             (1)
                                           -----------        --------       ---------      ----------
       Realized gain (loss) on
         investments.....................        1,766         (13,637)          2,067              --
  Change in unrealized gain (loss)
    on investments ......................      209,098         (27,921)       (153,287)       (483,623)
                                           -----------        --------       ---------      ----------
       Net gain (loss) on investments....      210,864         (41,558)       (151,220)       (483,623)
                                           -----------        --------       ---------      ----------
  Reinvested capital gains...............      553,917              --          84,169         433,017
                                           -----------        --------       ---------      ----------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......      683,904         (30,271)        (70,185)        (87,608)
                                           -----------        --------       ---------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................   20,966,615         942,656       4,040,219      11,811,600
  Transfers between funds................      474,587          27,277         (82,222)        102,242
  Redemptions............................     (247,930)        (43,181)        (12,433)        (49,504)
  Contingent deferred sales charges
    (note 2) ............................       (2,715)             --              (7)         (1,708)
  Adjustments to maintain reserves.......          271              13             (38)           (171)
                                           -----------        --------       ---------      ----------
       Net equity transactions...........   21,190,828         926,765       3,945,519      11,862,459
                                           -----------        --------       ---------      ----------
Net change in contract owners' equity....   21,874,732         896,494       3,875,334      11,774,851
Contract owners' equity beginning of
  period ................................    2,100,791          96,425         238,013       1,189,485
                                           -----------        --------       ---------      ----------
Contract owners' equity end of period....  $23,975,523         992,919       4,113,347      12,964,336
                                           ===========        ========       =========      ==========

                                          FIDVIPGROPS        JANCAPAPP       JANGLTECH       JANINTGRO
                                          -----------        ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      9,071              184              --              --
  Mortality and expense risk charges
    (note 2) ............................     (9,852)             (86)            (61)            (41)
                                           ---------          -------         -------         -------
       Net investment activity...........       (781)              98             (61)            (41)
                                           ---------          -------         -------         -------
  Proceeds from mutual fund shares
    sold.................................     27,590                5              --               4
  Cost of mutual fund shares sold........    (31,073)              (5)             --              (4)
                                           ---------          -------         -------         -------
       Realized gain (loss) on
         investments.....................     (3,483)              --              --              --
  Change in unrealized gain (loss)
    on investments ......................    (29,397)             892            (718)         (1,329)
                                           ---------          -------         -------         -------
       Net gain (loss) on investments....    (32,880)             892            (718)         (1,329)
                                           ---------          -------         -------         -------
  Reinvested capital gains...............     47,707               --              --              --
                                           ---------          -------         -------         -------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......     14,046              990            (779)         (1,370)
                                           ---------          -------         -------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................  2,486,160          449,770         295,153         139,780
  Transfers between funds................    (70,400)          68,248              --          43,447
  Redemptions............................    (17,012)              --              --              --
  Contingent deferred sales charges
    (note 2) ............................       (855)              --              --              --
  Adjustments to maintain reserves.......       (384)          (1,728)             34              53
                                           ---------          -------         -------         -------
       Net equity transactions...........  2,397,509          516,290         295,187         183,280
                                           ---------          -------         -------         -------
Net change in contract owners' equity....  2,411,555          517,280         294,408         181,910
Contract owners' equity beginning of
  period ................................    261,613               --              --              --
                                           ---------          -------         -------         -------
Contract owners' equity end of period....  2,673,168          517,280         294,408         181,910
                                           =========          =======         =======         =======

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                           MSEMMKT       NSATCAPAP        NSATEQINC      NSATGLOB50
                                           -------       ---------        ---------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $    --           2,787           1,361           6,942
  Mortality and expense risk charges
    (note 2) ............................     (388)        (10,244)         (1,828)         (2,986)
                                           -------       ---------         -------         -------
       Net investment activity...........     (388)         (7,457)           (467)          3,956
                                           -------       ---------         -------         -------
  Proceeds from mutual fund shares
    sold.................................      590          88,078          10,140          61,474
  Cost of mutual fund shares sold........     (558)       (101,919)         (9,639)        (62,690)
                                           -------       ---------         -------         -------
       Realized gain (loss) on
         investments.....................       32         (13,841)            501          (1,216)
  Change in unrealized gain (loss) on
    investments .........................    3,829         118,850           1,847           4,955
                                           -------       ---------         -------         -------
       Net gain (loss) on investments....    3,861         105,009           2,348           3,739
                                           -------       ---------         -------         -------
  Reinvested capital gains...............       --              --              --              --
                                           -------       ---------         -------         -------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......    3,473          97,552           1,881           7,695
                                           -------       ---------         -------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................   90,485       1,883,231         566,083         900,717
  Transfers between funds................       --         (57,616)             --         (43,262)
  Redemptions............................     (257)         (2,112)           (127)        (11,906)
  Contingent deferred sales charges
    (note 2) ............................       --              --              --            (634)
  Adjustments to maintain reserves.......       --              33              (5)             13
                                           -------       ---------         -------         -------
       Net equity transactions...........   90,228       1,823,536         565,951         844,928
                                           -------       ---------         -------         -------
Net change in contract owners' equity....   93,701       1,921,088         567,832         852,623
Contract owners' equity beginning of
  period ................................       --         386,979           9,014          19,798
                                           -------       ---------         -------         -------
Contract owners' equity end of period....  $93,701       2,308,067         576,846         872,421
                                           =======       =========         =======         =======


                                           NSATGVTBD         NSATHINCBD     NSATMIDCAP      NSATMYMKT
                                           ---------         ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     40,024            6,267           8,210          62,447
  Mortality and expense risk charges
    (note 2) ............................     (5,965)            (634)        (13,460)        (15,711)
                                           ---------          -------       ---------       ---------
       Net investment activity...........     34,059            5,633          (5,250)         46,736
                                           ---------          -------       ---------       ---------
  Proceeds from mutual fund shares
    sold.................................     40,095              730          33,503       3,559,800
  Cost of mutual fund shares sold........    (41,065)            (765)        (31,704)     (3,559,801)
                                           ---------          -------       ---------       ---------
       Realized gain (loss) on
         investments.....................       (970)             (35)          1,799              (1)
  Change in unrealized gain (loss) on
    investments .........................      6,458           (6,138)        123,724              (1)
                                           ---------          -------       ---------       ---------
       Net gain (loss) on investments....      5,488           (6,173)        125,523              (2)
                                           ---------          -------       ---------       ---------
  Reinvested capital gains...............         --               --              --              --
                                           ---------          -------       ---------       ---------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......     39,547             (540)        120,273          46,734
                                           ---------          -------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................  1,867,972          163,007       3,027,021       5,330,639
  Transfers between funds................       (340)              --          87,830      (2,522,094)
  Redemptions............................     (8,202)            (252)        (12,631)       (252,676)
  Contingent deferred sales charges
    (note 2) ............................         --               --             (94)           (416)
  Adjustments to maintain reserves.......         15                4              26              21
                                           ---------          -------       ---------       ---------
       Net equity transactions...........  1,859,445          162,759       3,102,152       2,555,474
                                           ---------          -------       ---------       ---------
Net change in contract owners' equity....  1,898,992          162,219       3,222,425       2,602,208
Contract owners' equity beginning of
  period ................................     87,437              513         238,980         509,629
                                           ---------          -------       ---------       ---------
Contract owners' equity end of period....  1,986,429          162,732       3,461,405       3,111,837
                                           =========          =======       =========       =========

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                           NSATSMCAPG      NSATSMCAPV        NSATSMCO      NSATSTRGRO
                                           ----------      ----------        --------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       --              --             560              --
  Mortality and expense risk charges
    (note 2) ............................      (6,006)         (5,107)         (7,243)        (10,527)
                                           ----------       ---------       ---------       ---------
       Net investment activity...........      (6,006)         (5,107)         (6,683)        (10,527)
                                           ----------       ---------       ---------       ---------
  Proceeds from mutual fund shares
    sold.................................      35,667         178,275          78,724         135,418
  Cost of mutual fund shares sold........     (28,409)       (163,157)        (73,338)       (121,270)
                                           ----------       ---------       ---------       ---------
       Realized gain (loss) on
         investments.....................       7,258          15,118           5,386          14,148
  Change in unrealized gain (loss) on
    investments .........................      (3,975)         61,237          (2,302)       (121,027)
                                           ----------       ---------       ---------       ---------
       Net gain (loss) on investments....       3,283          76,355           3,084        (106,879)
                                           ----------       ---------       ---------       ---------
  Reinvested capital gains...............          --              --              --              --
                                           ----------       ---------       ---------       ---------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......      (2,723)         71,248          (3,599)       (117,406)
                                           ----------       ---------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................   1,675,245       1,104,383       1,951,009       2,672,897
  Transfers between funds................     149,577          (8,391)        182,500         301,912
  Redemptions............................        (485)         (5,504)        (25,130)         (5,102)
  Contingent deferred sales charges
    (note 2) ............................          (7)           (283)             (6)             --
  Adjustments to maintain reserves.......           4              (8)             19               9
                                           ----------       ---------       ---------       ---------
       Net equity transactions...........   1,824,334       1,090,197       2,108,392       2,969,716
                                           ----------       ---------       ---------       ---------
Net change in contract owners' equity....   1,821,611       1,161,445       2,104,793       2,852,310
Contract owners' equity beginning of
  period ................................       3,463          72,288          88,808         175,682
                                           ----------       ---------       ---------       ---------
Contract owners' equity end of period....  $1,825,074       1,233,733       2,193,601       3,027,992
                                           ==========       =========       =========       =========



                                           NSATSTRVAL      NSATTOTRE       NBAMTGUARD      NBAMTMCGR
                                           ----------      ---------       ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       266           12,866             521              --
  Mortality and expense risk charges
    (note 2) ............................      (270)         (21,609)         (1,381)         (8,920)
                                             ------        ---------         -------       ---------
       Net investment activity...........        (4)          (8,743)           (860)         (8,920)
                                             ------        ---------         -------       ---------
  Proceeds from mutual fund shares
    sold.................................       193           52,083          22,185         121,667
  Cost of mutual fund shares sold........      (184)         (54,907)        (21,202)       (110,702)
                                             ------        ---------         -------       ---------
       Realized gain (loss) on
         investments.....................         9           (2,824)            983          10,965
  Change in unrealized gain (loss) on
    investments .........................    (3,007)         218,829          18,459          72,020
                                             ------        ---------         -------       ---------
       Net gain (loss) on investments....    (2,998)         216,005          19,442          82,985
                                             ------        ---------         -------       ---------
  Reinvested capital gains...............        --               --              --             240
                                             ------        ---------         -------       ---------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......    (3,002)         207,262          18,582          74,305
                                             ------        ---------         -------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    83,723        5,184,259         212,095       2,544,528
  Transfers between funds................        --           93,725          16,395         249,398
  Redemptions............................        --          (37,730)             --          (2,050)
  Contingent deferred sales charges
    (note 2) ............................        --             (898)             --              --
  Adjustments to maintain reserves.......        (6)              90               5              85
                                             ------        ---------         -------       ---------
       Net equity transactions...........    83,717        5,239,446         228,495       2,791,961
                                             ------        ---------         -------       ---------
Net change in contract owners' equity....    80,715        5,446,708         247,077       2,866,266
Contract owners' equity beginning of
  period ................................     3,370          519,070          51,135          51,413
                                             ------        ---------         -------       ---------
Contract owners' equity end of period....    84,085        5,965,778         298,212       2,917,679
                                             ======        =========         =======       =========

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)


                                           NBAMTPART      OPPAGGGRO       OPPCAPAPP      OPPMSGRINC
                                           ---------      ---------       ---------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $    206              --           3,916          11,434
  Mortality and expense risk charges
    (note 2) ............................      (579)        (26,227)        (29,550)        (26,108)
                                           --------       ---------       ---------       ---------
       Net investment activity...........      (373)        (26,227)        (25,634)        (14,674)
                                           --------       ---------       ---------       ---------
  Proceeds from mutual fund shares
    sold.................................    42,692         410,321          57,524          32,256
  Cost of mutual fund shares sold........   (44,072)       (289,382)        (52,401)        (31,629)
                                           --------       ---------       ---------       ---------
       Realized gain (loss) on
         investments.. ..................    (1,380)        120,939           5,123             627
  Change in unrealized gain (loss) on
    investments .........................    (1,580)        242,948          55,101         (73,156)
                                           --------       ---------       ---------       ---------
       Net gain (loss) on investments....    (2,960)        363,887          60,224         (72,529)
                                           --------       ---------       ---------       ---------
  Reinvested capital gains...............     4,379         108,377         208,963         150,965
                                           --------       ---------       ---------       ---------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......     1,046         446,037         243,553          63,762
                                           --------       ---------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................   247,261       7,104,575       7,320,996       6,485,974
  Transfers between funds................        --         616,508          55,989          11,828
  Redemptions............................      (472)        (68,506)       (108,981)        (84,717)
  Contingent deferred sales charges
    (note 2) ............................        --          (1,414)           (662)         (2,058)
  Adjustments to maintain reserves.......         4             105           1,094            (236)
                                           --------       ---------       ---------       ---------
       Net equity transactions...........   246,793       7,651,268       7,268,436       6,410,791
                                           --------       ---------       ---------       ---------

Net change in contract owners' equity....   247,839       8,097,305       7,511,989       6,474,553
Contract owners' equity beginning of
  period ................................     1,417         252,341         651,605         603,240
                                           --------       ---------       ---------       ---------
Contract owners' equity end of period....  $249,256       8,349,646       8,163,594       7,077,793
                                           ========       =========       =========       =========


                                           SBVSFCAP         SBVSFHYBD        SBVSFINV       SBVSFTOTRET
                                           --------         ---------        --------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         --               --              --             (59)
  Mortality and expense risk charges
    (note 2) ............................    (21,988)          (3,591)         (8,235)         (3,298)
                                           ---------        ---------       ---------         -------
       Net investment activity...........    (21,988)          (3,591)         (8,235)         (3,357)
                                           ---------        ---------       ---------         -------
  Proceeds from mutual fund shares
    sold.................................     30,636            8,218         232,320          63,050
  Cost of mutual fund shares sold........    (26,320)          (8,825)       (240,368)        (65,264)
                                           ---------        ---------       ---------         -------
       Realized gain (loss) on
         investments.. ..................      4,316             (607)         (8,048)         (2,214)
  Change in unrealized gain (loss) on
    investments .........................    420,123            6,881         143,452          30,301
                                           ---------        ---------       ---------         -------
       Net gain (loss) on investments....    424,439            6,274         135,404          28,087
                                           ---------        ---------       ---------         -------
  Reinvested capital gains...............     69,804               --              --              --
                                           ---------        ---------       ---------         -------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......    472,255            2,683         127,169          24,730
                                           ---------        ---------       ---------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................  5,338,060          957,310       2,098,483         788,949
  Transfers between funds................     79,190            9,227        (247,029)        (42,814)
  Redemptions............................    (42,298)          (2,783)        (22,128)         (1,782)
  Contingent deferred sales charges
    (note 2) ............................       (932)              (7)         (1,309)             --
  Adjustments to maintain reserves.......        100               10              45              51
                                           ---------        ---------       ---------         -------
       Net equity transactions...........  5,374,120          963,757       1,828,062         744,404
                                           ---------        ---------       ---------         -------
Net change in contract owners' equity....  5,846,375          966,440       1,955,231         769,134
Contract owners' equity beginning of
  period ................................    480,532           33,573         163,880          90,956
                                           ---------        ---------       ---------         -------
Contract owners' equity end of period....  6,326,907        1,000,013       2,119,111         860,090
                                           =========        =========       =========         =======

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIOD ENDED JUNE 30, 2000
(UNAUDITED)

                                          VEWRLDEMKT        VEWRLDHAS        MSRESEC         WPGRINC
                                          ----------        ---------        -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $       --             219             114              --
  Mortality and expense risk charges
    (note 2) ............................     (5,847)           (196)            (31)           (952)
                                          ----------          ------          ------         -------
       Net investment activity...........     (5,847)             23              83            (952)
                                          ----------          ------          ------         -------
  Proceeds from mutual fund shares
    sold.................................    115,004             192              19           2,433
  Cost of mutual fund shares sold........   (116,830)           (184)            (19)         (2,581)
                                          ----------          ------          ------         -------
       Realized gain (loss) on
         investments.....................     (1,826)              8              --            (148)
  Change in unrealized gain (loss) on
    investments .........................   (194,914)          1,944             752             609
                                          ----------          ------          ------         -------
       Net gain (loss) on investments....   (196,740)          1,952             752             461
                                          ----------          ------          ------         -------
  Reinvested capital gains...............         --              --              --              --
                                          ----------          ------          ------         -------
       Net increase (decrease) in
         contract owners' equity
         resulting from operations.......   (202,587)          1,975             835            (491)
                                          ----------          ------          ------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................  1,811,273          29,401          18,735          74,981
  Transfers between funds................    (93,497)             --              --          11,520
  Redemptions............................     (6,241)             --              --          (1,648)
  Contingent deferred sales charges
    (note 2) ............................       (305)             --              --              --
  Adjustments to maintain reserves.......         --              (5)             --               5
                                          ----------          ------          ------         -------
       Net equity transactions...........  1,711,230          29,396          18,735          84,858
                                          ----------          ------          ------         -------
Net change in contract owners' equity....  1,508,643          31,371          19,570          84,367
Contract owners' equity beginning of
  period ................................     79,624          10,437              --          92,623
                                          ----------          ------          ------         -------
Contract owners' equity end of period.... $1,588,267          41,808          19,570         176,990
                                          ==========          ======          ======         =======


See accompanying notes to financial statements.


================================================================================

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2000
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                  American Century VP - American Century VP Income & Growth (ACVPIncGr)
                  American Century VP - American Century VP International (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
                  Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
                  Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II); Fidelity VIP-II - Contrafund Portfolio:
                Service Class (FidVIPConS)

              Portfolios of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III); Fidelity VIP-III - Growth Opportunities
                Portfolio: Service Class (FidVIPGrOpS)

              Portfolios of The Universal Institutional Funds, Inc. (Morgan
                Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

              Portfolios of the Nationwide Separate Account Trust (Nationwide
                SAT) (managed for a fee by an affiliated investment advisor); Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Oppenheimer Aggressive Growth Fund/VA (OppAggGro)

              Oppenheimer Capital Appreciation Fund/VA (OppCapApp)

              Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)

              Portfolios of the Salomon Brothers Variable Series Funds Inc.
                (Salomon Brothers VSF);
                Salomon Brothers VSF - Capital Fund (SBVSFCap)
                Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd) Salomon Brothers VSF - Investors Fund (SBVSFInv)
                Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)

              Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Value Portfolio (WPValue)

         At June 30, 2000, contract owners have invested in all of the above funds except for Morgan Stanley - Emerging Markets Debt Portfolio and Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.60%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at June 30, 2000.


                                                                                                                 PERIOD
     Contract owners' equity represented by:                UNITS             UNIT VALUE                        RETURN(b)
                                                           --------           ----------                        ---------
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified .................................      46,804          $ 10.858084      $  508,202          (4)%
         Non-tax qualified .............................      82,492            10.858084         895,705          (4)%

      American Century VP -
      American Century VP International:
         Tax qualified .................................     187,614            13.661142       2,563,021          (7)%
         Non-tax qualified .............................     406,428            13.661142       5,552,271          (7)%

      American Century VP -
      American Century VP Value:
         Tax qualified .................................       8,495             9.389064          79,760          (5)%
         Non-tax qualified .............................      37,978             9.389064         356,578          (5)%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified .................................     209,881            12.217306       2,564,180            2%
         Non-tax qualified .............................     280,234            12.217306       3,423,705            2%

      Dreyfus VIF - Appreciation Portfolio:
         Tax qualified .................................     117,340            11.221053       1,316,678            2%
         Non-tax qualified .............................     205,838            11.221053       2,309,719            2%

      Federated Insurance Series -
      Federated Quality Bond Fund II:
         Tax qualified .................................      28,034            10.205427         286,099            2%
         Non-tax qualified .............................      38,512            10.205427         393,031            2%

      Fidelity VIP - Equity-Income Portfolio:
      Service Class:
         Tax qualified .................................     141,215            10.000152       1,412,171          (3)%
         Non-tax qualified .............................     290,518            10.000152       2,905,224          (3)%

      Fidelity VIP - Growth Portfolio:
      Service Class:
         Tax qualified .................................     585,919            12.788473       7,493,009            4%
         Non-tax qualified .............................   1,288,857            12.788473      16,482,513            4%

      Fidelity VIP - High Income Portfolio:
      Service Class:
         Tax qualified .................................      24,868             9.787168         243,387          (6)%
         Non-tax qualified .............................      76,583             9.787168         749,531          (6)%

      Fidelity VIP - Overseas Portfolio:
      Service Class:
         Tax qualified .................................     123,007            11.683816       1,437,191          (6)%
         Non-tax qualified .............................     229,048            11.683816       2,676,155          (6)%

                                                                                                                 PERIOD
                                                            UNITS             UNIT VALUE                        RETURN(b)
                                                           --------           ----------                        ---------
      Fidelity VIP-II - Contrafund Portfolio:
      Service Class:
         Tax qualified .................................     381,132            11.528099       4,393,727          (2)%
         Non-tax qualified .............................     743,454            11.528099       8,570,611          (2)%

      Fidelity VIP-III - Growth Opportunities Portfolio:
      Service Class:
         Tax qualified .................................      90,825            10.152577         922,108          (4)%
         Non-tax qualified .............................     172,475            10.152577       1,751,066          (4)%

      Janus Aspen Series -
      Capital Appreciation Portfolio:
         Tax qualified .................................      38,499             9.832924         378,558          (2)%(a)
         Non-tax qualified .............................      14,107             9.832924         138,713          (2)%(a)

      Janus Aspen Series -
      International Growth Portfolio:
         Tax qualified .................................      15,295             9.881045         151,131          (1)%(a)
         Non-tax qualified .............................       3,115             9.881045          30,779          (1)%(a)

      Janus Aspen Series -
      Global Technology Portfolio:
         Tax qualified .................................      18,712             9.991534         186,962            0%(a)
         Non-tax qualified .............................      10,754             9.991534         107,449            0%(a)

      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified .................................       4,332            11.975091          51,876            6%
         Non-tax qualified .............................       3,492            11.975091          41,817            6%

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified .................................     108,696            10.456340       1,136,562            0%
         Non-tax qualified .............................     112,037            10.456340       1,171,497            0%

      Nationwide SAT - Equity Income Fund:
         Tax qualified .................................       7,893            11.514233          90,882            1%
         Non-tax qualified .............................      42,205            11.514233         485,958            1%

      Nationwide SAT - Global 50 Fund:
         Tax qualified .................................      21,306            11.240008         239,480          (1)%
         Non-tax qualified .............................      56,311            11.240008         632,936          (1)%

      Nationwide SAT - Government Bond Fund:
         Tax qualified .................................      58,077            10.262054         595,989            3%
         Non-tax qualified .............................     135,493            10.262054       1,390,436            3%

      Nationwide SAT - High Income Bond Fund:
         Tax qualified .................................       6,052            10.028884          60,695          (2)%
         Non-tax qualified .............................      10,175            10.028884         102,044          (2)%

      Nationwide SAT - Mid Cap Index Fund:
         Tax qualified .................................     104,109            12.565915       1,308,225            7%
         Non-tax qualified .............................     171,351            12.565915       2,153,182            7%

      Nationwide SAT - Money Market Fund:
         Tax qualified .................................      66,178            10.302795         681,818            2%
         Non-tax qualified .............................     235,860            10.302795       2,430,017            2%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                                                                                                 PERIOD
                                                            UNITS             UNIT VALUE                        RETURN(b)
                                                           --------           ----------                        ---------
      Nationwide SAT -
      Select Advisers Small Cap Growth Fund:
         Tax qualified .................................      32,027            17.221904         551,566            4%
         Non-tax qualified .............................      73,947            17.221904       1,273,508            4%

      Nationwide SAT - Small Cap Value Fund:
         Tax qualified .................................      36,115            12.249841         442,403           10%
         Non-tax qualified .............................      64,600            12.249841         791,340           10%

      Nationwide SAT - Small Company Fund:
         Tax qualified .................................      55,439            14.096176         781,478            7%
         Non-tax qualified .............................     100,178            14.096176       1,412,127            7%

      Nationwide SAT - Strategic Growth Fund:
         Tax qualified .................................      74,391            14.839965       1,103,960            4%
         Non-tax qualified .............................     129,652            14.839965       1,924,031            4%

      Nationwide SAT - Strategic Value Fund:
         Tax qualified .................................       4,174            10.589683          44,201          (2)%
         Non-tax qualified .............................       3,766            10.589683          39,881          (2)%

      Nationwide SAT - Total Return Fund:
         Tax qualified .................................     152,684            11.093680       1,693,827            3%
         Non-tax qualified .............................     385,080            11.093680       4,271,954            3%

      Neuberger Berman - Guardian Portfolio:
         Tax qualified .................................       9,077            11.963020         108,588            3%
         Non-tax qualified .............................      15,851            11.963020         189,626            3%

      Neuberger Berman -
      Mid-Cap Growth Portfolio:
         Tax qualified .................................      66,423            16.619046       1,103,887           12%
         Non-tax qualified .............................     109,140            16.619046       1,813,803           12%

      Neuberger Berman - Partners Portfolio:
         Tax qualified .................................       4,250            10.768033          45,764          (1)%
         Non-tax qualified .............................      18,897            10.768033         203,484          (1)%

      Oppenheimer Aggressive Growth Fund/VA:
         Tax qualified .................................     163,295            17.476451       2,853,817           20%
         Non-tax qualified .............................     314,470            17.476451       5,495,820           20%

      Oppenheimer Capital Appreciation Fund/VA:
         Tax qualified .................................     215,157            13.969453       3,005,626            9%
         Non-tax qualified .............................     369,232            13.969453       5,157,969            9%

      Oppenheimer Main Street Growth &
      Income Fund/VA:
         Tax qualified .................................     271,259            11.074463       3,004,048          (1)%
         Non-tax qualified .............................     367,850            11.074463       4,073,741          (1)%

      Salomon Brothers VSF - Capital Fund:
         Tax qualified .................................     171,328            12.833425       2,198,725           16%
         Non-tax qualified .............................     321,675            12.833425       4,128,192           16%

                                                                                                                 PERIOD
                                                            UNITS             UNIT VALUE                        RETURN(b)
                                                           --------           ----------                        ---------
      Salomon Brothers VSF -
      High Yield Bond Fund:
         Tax qualified .................................      26,337            10.205495         268,782          (1)%
         Non-tax qualified .............................      71,651            10.205495         731,234          (1)%

      Salomon Brothers VSF - Investors Fund:
         Tax qualified .................................      53,049            11.420849         605,865            8%
         Non-tax qualified .............................     132,498            11.420849       1,513,240            8%

      Salomon Brothers VSF - Total Return Fund:
         Tax qualified .................................      46,663            10.169935         474,560            2%
         Non-tax qualified .............................      37,909            10.169935         385,532            2%

      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified .................................      34,825            13.581684         472,982         (13)%
         Non-tax qualified .............................      82,117            13.581684       1,115,287         (13)%

      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified .................................         770            10.642939           8,195            3%
         Non-tax qualified .............................       3,158            10.642939          33,610            3%

      Van Kampen -
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified .................................       1,692            11.136902          18,844           13%
         Non-tax qualified .............................          65            11.136902             724           13%

      Warburg Pincus Trust - Value Portfolio:
         Tax qualified .................................       4,398             9.683049          42,586          (3)%
         Non-tax qualified .............................      13,880             9.683049         134,401          (3)%
                                                            ========            =========
                                                                                             $136,371,856
                                                                                             ============

(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.

(b) The period return does not include contract charges satisfied by surrendering units.

================================================================================

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